Fees and Expenses - First Eagle High Yield Municipal Completion Fund	Oct. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the High Yield Municipal Completion Fund
Expense Narrative [Text Block]

The following information describes the fees and expenses you may pay if you buy, hold and sell shares of the High Yield Municipal Completion Fund. Fund shares may be purchased and held only by or on behalf of separately managed account clients where First Eagle Separate Account Management, LLC has an agreement to serve as investment adviser or sub-adviser to the account with the separately managed account program sponsor or directly with the client. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Management Fees*	0.00%

Other Expenses	0.35%

Interest and Related Expenses**	0.35%

Remainder of Other Expenses	0.00%
Total Annual Operating Expenses (%)	0.35%

*

The Fund does not pay management fees to First Eagle Investment Management, LLC (the “Adviser”) under the Investment Advisory Contract between First Eagle Completion Fund Trust (the “Trust”) and the Adviser with respect to the Fund (the “Advisory Agreement”). However, you will generally incur the management fees for the amount invested in the Fund through the separately managed account associated with such investment. You should read carefully the separately managed account brochure provided to you by First Eagle Separate Account Management, LLC or your investment adviser. The brochure is required to include information about the fees charged to you by First Eagle Separate Account Management, LLC and the fees paid by the sponsor to the Adviser and its affiliates. You pay no additional fees or expenses to purchase shares of the Fund.

**	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Management Fees*	0.00%

Other Expenses	0.35%

Interest and Related Expenses**	0.35%

Remainder of Other Expenses	0.00%
Total Annual Operating Expenses (%)	0.35%

*

The Fund does not pay management fees to First Eagle Investment Management, LLC (the “Adviser”) under the Investment Advisory Contract between First Eagle Completion Fund Trust (the “Trust”) and the Adviser with respect to the Fund (the “Advisory Agreement”). However, you will generally incur the management fees for the amount invested in the Fund through the separately managed account associated with such investment. You should read carefully the separately managed account brochure provided to you by First Eagle Separate Account Management, LLC or your investment adviser. The brochure is required to include information about the fees charged to you by First Eagle Separate Account Management, LLC and the fees paid by the sponsor to the Adviser and its affiliates. You pay no additional fees or expenses to purchase shares of the Fund.

**	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The following example is intended to help you compare the cost of investing in the High Yield Municipal Completion Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower. The example does not reflect charges imposed by separately managed accounts and the costs shown in the example would be higher if those charges were reflected.

Expense Example, With Redemption [Table]

	1 Year	3 Years
Sold or Held	$36	$113

Expense Example, No Redemption [Table]

	1 Year	3 Years
Sold or Held	$36	$113

Portfolio Turnover [Heading]	Portfolio Turnover Rate
Portfolio Turnover [Text Block]

The High Yield Municipal Completion Fund pays transaction costs, such as commissions, when the Fund buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 0.00% of the average of its portfolio.

Portfolio Turnover, Rate	none